UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mather Group Inc.
Address: Oakbrook Terrace Tower, One Tower Lane
         Suite 1820
         Oakbrook Terrace, IL  60181

13F File Number:  028-14531

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stewart Mather
Title:     President & Chief Compliance Officer
Phone:     (630) 537-1078

Signature, Place, and Date of Signing:

 /s/ Stewart Mather     Oakbrook Terrace, IL     January 26, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $162,205 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPS ETF TR                    ALERIAN MLP      00162Q866    10398   625603 SH       SOLE                   625603        0        0
EXXON MOBIL CORP               COM              30231G102      273     3216 SH       SOLE                     3216        0        0
HOME DEPOT INC                 COM              437076102      206     4895 SH       SOLE                     4895        0        0
ISHARES INC                    MSCI CDA INDEX   464286509     4080   153370 SH       SOLE                   153370        0        0
ISHARES TR                     DJ SEL DIV INX   464287168     9335   173615 SH       SOLE                   173615        0        0
ISHARES TR                     BARCLY USAGG B   464287226      526     4775 SH       SOLE                     4775        0        0
ISHARES TR                     IBOXX INV CPBD   464287242    12800   112516 SH       SOLE                   112516        0        0
ISHARES TR                     S&P GBL HLTHCR   464287325     3422    60975 SH       SOLE                    60975        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     3099    48812 SH       SOLE                    48812        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     5773    99895 SH       SOLE                    99895        0        0
ISHARES TR                     RUSSELL 2000     464287655     2939    39856 SH       SOLE                    39856        0        0
ISHARES TR                     AGENCY BD FD     464288166     3188    28229 SH       SOLE                    28229        0        0
ISHARES TR                     DJ INTL SEL DIVD 464288448      592    19927 SH       SOLE                    19927        0        0
ISHARES TR                     HIGH YLD CORP    464288513    10951   122459 SH       SOLE                   122459        0        0
ISHARES TR                     BARCLYS MBS BD   464288588    18170   168130 SH       SOLE                   168130        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646    30047   288360 SH       SOLE                   288360        0        0
ISHARES TR                     DJ OIL EQUIP     464288844     3518    67762 SH       SOLE                    67762        0        0
ISHARES TR                     HGH DIV EQT FD   46429B663     2546    45875 SH       SOLE                    45875        0        0
POWERSHARES ETF TR II          S&P SMCP IT PO   73937B860      503    17943 SH       SOLE                    17943        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     9869   176769 SH       SOLE                   176769        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     6456    42479 SH       SOLE                    42479        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     5482    94515 SH       SOLE                    94515        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    10916   285692 SH       SOLE                   285692        0        0
WISDOMTREE TR                  EM LCL DEBT FD   97717X867     7116   146293 SH       SOLE                   146293        0        0